CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Basic earnings per share from continuing operations	$ 0.22	$ 0.33	$ 0.22
Diluted earnings per share from continuing operations	0.22	0.33	0.22
Diluted loss per share from discontinued operations			(0.03)
Basic loss per share from discontinued operations			(0.03)
Total basic earning per share	0.22	0.33	0.19
Total diluted earning per share	$ 0.22	$ 0.33	$ 0.19